Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012 Former Venezuela Operations [Member]	Dec. 31, 2013 Carrying Amount [Member]		Dec. 31, 2012 Carrying Amount [Member]		Dec. 31, 2013 Carrying Amount [Member] Former Venezuela Operations [Member]	Dec. 31, 2013 Fair Value [Member]		Dec. 31, 2012 Fair Value [Member]		Dec. 31, 2013 Fair Value [Member] Former Venezuela Operations [Member]	Dec. 31, 2013 Level 1 [Member]		Dec. 31, 2012 Level 1 [Member]		Dec. 31, 2013 Level 2 [Member]		Dec. 31, 2012 Level 2 [Member]		Dec. 31, 2013 Level 3 [Member]		Dec. 31, 2012 Level 3 [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Carrying Amount [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Carrying Amount [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Carrying Amount [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Carrying Amount [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Wiltel Guarantee [Member]	Dec. 31, 2012 Wiltel Guarantee [Member]
Measured on a recurring basis:
ARO Trust investments																										$ 33	$ 18			$ 33	$ 18			$ 33	$ 18			$ 0	$ 0			$ 0	$ 0
Energy derivatives assets																												3	5			3	5			0	0			0	0			3	5
Energy derivative liabilities																												(3)	(1)			(3)	(1)			0	0			(1)	0			(2)	(1)
Additional disclosure:
Notes receivable and other				77		95			140		138			1		2		6		8		133		128
Long-term debt, including current portion				(11,353)	[1]	(10,734)	[1]		(11,971)	[1]	(12,388)	[1]		0	[1]	0	[1]	(11,971)	[1]	(12,388)	[1]	0	[1]	0	[1]
Guarantee				(32)		(33)			(29)		(31)			0		0		(29)		(31)		0		0
Fair Value, Level 1 to level 2 Transfers, Amount	0	0
Fair Value, Level 2 to level 1 Transfers, Amount	0	0
Notes Receivable, Fair Value Disclosure			88					35					97
Guarantor Obligations, Maximum Exposure, Undiscounted																																														$ 35	$ 36

[1]	Excludes capital leases